Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Canadian statutory rate	26.60%	26.80%	26.60%
Rate differential for U.S. operations	0.00%	0.10%	0.40%
Utilization of unrecognized losses and other tax attributes	(26.40%)	(26.20%)	(27.10%)
Permanent differences and other	(0.20%)	(0.70%)	0.10%
Total	0.00%	0.00%	0.00%